Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Non- controlling interests	Total
Beginning balance at Dec. 31, 2015	$ 1,035	$ 180,989	$ (6,695)	$ 15,679	$ 2,098	$ 193,106
Beginning balance, Shares at Dec. 31, 2015	44,335,220
Exercise of stock options	$ 1	40				41
Exercise of stock options, Shares	20,550
Stock-based compensation		103			49	152
Increase in value of put options of redeemable non-controlling interests				(2,262)		(2,262)
Exercise of stock options in a subsidiary		1,012			(1,304)	(292)
Acquisition of non-controlling interests (Note 3)		641			(644)	(3)
Dividend				(7,761)	(98)	(7,859)
Other comprehensive income (loss)			(733)		41	(692)
Net income				14,169	281	14,450
Ending balance at Dec. 31, 2016	$ 1,036	182,785	(7,428)	19,825	423	196,641
Ending balance, Shares at Dec. 31, 2016	44,355,770
Exercise of stock options	$ 4	582				586
Exercise of stock options, Shares	132,808
Stock-based compensation		78				78
Redeemable non-controlling interests reclassification to non-controlling interests					2,440	2,440
Dividend				(9,554)	(571)	(10,125)
Other comprehensive income (loss)			7,511		54	7,565
Net income				15,442	936	16,378
Ending balance at Dec. 31, 2017	$ 1,040	183,445	83	25,713	3,282	213,563
Ending balance, Shares at Dec. 31, 2017	44,488,578
Issue of share capital, net of issuance costs of $ 400	$ 117	34,452				34,569
Issue of share capital, Shares	4,268,293
Exercise of stock options	$ 2	309				311
Exercise of stock options, Shares	104,167
Stock-based compensation		194				194
Increase in value of put options of redeemable non-controlling interests				(1,726)		(1,726)
Dividend				(13,348)	(69)	(13,417)
Other comprehensive income (loss)			(6,208)		(310)	(6,518)
Net income				19,883	1,510	21,393
Ending balance at Dec. 31, 2018	$ 1,159	$ 218,400	$ (6,125)	$ 30,522	$ 4,413	$ 248,369
Ending balance, Shares at Dec. 31, 2018	48,861,038